Income Tax (Income)/ Expense (Details) - Summary of tax charge (Parentheticals)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of tax charge [Abstract]
Domestic tax rates applicable to profits	25.00%	25.00%	25.00%